Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment Losses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation	$ (111,507,897)	$ (114,203,295)	$ (130,397,533)
Amortization	(6,257,366)	(3,134,258)	(2,202,848)
Subtotal	(117,765,263)	(117,337,553)	(132,600,381)
Impairment loss recognized in the period's profit or loss	(100,900)	55,494	(30,785,531)
Total depreciation, amortization and impairment losses	$ (117,866,163)	$ (117,282,059)	$ (163,385,912)